Standards Not Yet Adopted (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2020
Statement Line Items [Line Items]
Right of use assets		$ 1,512
Standards Not Yet Adopted | IFRS 16 - Leases
Statement Line Items [Line Items]
Future minimum lease payments	1,848
Right of use assets	$ 1,590